Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2025 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 75.8%
	Banking — 33.6%
$500,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$488,750	*(1)
	Bank of America Corporation:
$3,400,000	4.375% to 01/27/27 then T5Y + 2.76%, Series RR	3,329,676	*(1)(2)(3)
$720,000	6.25% to 07/26/30 then T5Y + 2.351%, Series UU	722,443	*(1)
$400,000	6.30% to 03/10/26 then TSFR3M + 4.81461%, Series DD	402,581	*(1)(2)
2,062	Bank of New York Mellon Corporation, 6.15% to 03/20/30 then T5Y + 2.161%, Series K	53,365	*(1)
23,100	Cadence Bank, 5.50%, Series A	488,334	*(1)
	Capital One Financial Corporation:
13,875	5.00%, Series I	273,615	*(1)
$880,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	863,427	*(1)(2)(3)
	Citigroup, Inc.:
$450,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	445,312	*(1)(2)
$200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	198,624	*(1)
$350,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	342,480	*(1)
$635,000	6.75% to 02/15/30 then T5Y + 2.572%, Series EE	641,734	*(1)
$640,000	6.875% to 08/15/30 then T5Y + 2.89%, Series GG	652,806	*(1)
$640,000	6.95% to 02/15/30 then T5Y + 2.726%, Series FF	651,451	*(1)
$950,000	7.00% to 08/15/34 then T10Y + 2.757%, Series DD	999,488	*(1)(2)
$1,010,000	7.125% to 08/15/29 then T5Y + 2.693%, Series CC	1,036,577	*(1)(2)
$1,400,000	7.375% to 05/15/28 then T5Y + 3.209%, Series Z	1,458,103	*(1)(2)(3)
$1,250,000	7.625% to 11/15/28 then T5Y + 3.211%, Series AA	1,310,562	*(1)(2)(3)
	Citizens Financial Group, Inc.:
29,000	7.375%, Series H	765,020	*(1)
27,000	6.50% to 10/06/30 then T5Y + 2.629%, Series I	680,940	*(1)
$1,820,000	TSFR3M + 3.41861%, 7.70437%(4), Series C	1,826,090	*(1)(2)
	CoBank ACB:
$447,000	6.25% to 10/01/26 then TSFR3M + 4.92161%, Series I, 144A****	448,301	*(1)(2)
$430,000	7.125% to 01/01/30 then T5Y + 2.818%, Series M, 144A****	441,676	*(1)
91,700	Comerica, Inc., 6.875% to 10/01/30 then T5Y + 3.125%, Series B	2,320,010	*(1)
$250,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	243,750	*(1)
35,800	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	830,560	*(1)
29,000	Dime Community Bancshares, Inc., 5.50%, Series A	554,190	*(1)
$515,000	Farm Credit Bank of Texas, 7.00% to 09/15/30 then T5Y + 3.01%, Series 6, 144A****	529,066	(1)
164,935	Fifth Third Bancorp, TSFR3M + 3.97161%, 8.26722%(4), Series I	4,214,089	*(1)(2)
95,190	First Citizens BancShares, Inc., 5.375%, Series A	2,036,114	*(1)(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	First Horizon Corporation:
15,600	6.50%, Series E	$ 384,852	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	1,144,000
795	First Horizon Bank, TSFR3M + 1.11161%, min 3.75%, 5.44009%(4), Series A, 144A****	612,150	*(1)
183,628	Flagstar Financial, 6.375% to 03/17/27 then 3ML + 3.821%, Series A	3,970,037	*(1)(2)
8,300	Fulton Financial Corporation, 5.125%, Series A	162,348	*(1)
	Goldman Sachs Group:
$640,000	6.125% to 11/10/34 then T10Y + 2.40%, Series Y	642,682	*(1)
$400,000	6.85% to 02/10/30 then T5Y + 2.461%, Series Z	412,949	*(1)
$600,000	7.379% to 08/10/29 then T5Y + 3.623%, Series Q	604,121	*(1)(2)
$325,000	7.50% to 02/10/29 then T5Y + 3.156%, Series W	345,433	*(1)
$1,275,000	7.50% to 05/10/29 then T5Y + 2.809%, Series X	1,341,600	*(1)(2)(3)
$250,000	T5Y + 3.224%, 7.56%(4), Series R	252,864	*(1)
	Huntington Bancshares, Inc.:
$300,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	296,353	*(1)
$875,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	894,003	*(1)(2)
34,920	6.875% to 04/15/28 then T5Y + 2.704%, Series J	884,175	*(1)(2)
	JPMorgan Chase & Company:
$1,825,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	1,801,334	*(1)(2)
$1,200,000	6.875% to 06/01/29 then T5Y + 2.737%, Series NN	1,263,931	*(1)(2)(3)
	KeyCorp:
83,910	6.125% to 12/15/26 then TSFR3M + 4.15361%, Series E	2,094,394	*(1)(2)
67,300	6.20% to 12/15/27 then T5Y + 3.132%, Series H	1,669,040	*(1)(2)
	M&T Bank Corporation:
$575,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	557,236	*(1)
$355,000	5.125% to 11/01/26 then TSFR3M + 3.78161%, Series F	353,054	*(1)
17,600	5.625% to 12/15/26 then TSFR3M + 4.28161%, Series H	435,600	*(1)
	Morgan Stanley:
53,380	5.85%, Series K	1,306,742	*(1)(2)
15,200	6.625%, Series Q	394,136	*(1)
154,665	6.875%, Series F	3,922,304	*(1)(2)
58,216	7.125%, Series E	1,486,255	*(1)(2)
$476,000	TSFR3M + 3.42161%, 7.74008%(4), Series N	480,424	*(1)(2)(3)
50,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then TSFR3M + 7.99%, Series A	1,231,250	*(1)
	PNC Financial Services Group, Inc.:
$310,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	300,193	*(1)
$3,155,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	3,184,007	*(1)(2)(3)
$605,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	616,201	*(1)(2)
$1,093,000	6.25% to 03/15/30 then T7Y + 2.808%, Series W	1,108,232	*(1)(2)(3)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	Regions Financial Corporation:
117,980	5.70% to 08/15/29 then TSFR3M + 3.40961%, Series C	$ 2,822,082	*(1)(2)
46,000	6.95% to 09/15/29 then T5Y + 2.771%, Series F	1,181,740	*(1)
$800,000	State Street Corporation, 6.70% to 03/15/29 then T5Y + 2.613%, Series I	829,978	*(1)(2)(3)
	Synchrony Financial:
41,500	5.625%, Series A	814,230	*(1)(2)
50,500	8.25% to 05/15/29 then T5Y + 4.044%, Series B	1,305,425	*(1)
92,727	Synovus Financial Corporation, 8.397% to 07/01/29 then T5Y + 4.127%, Series E	2,451,702	*(1)(2)
60,200	Texas Capital Bancshares Inc., 5.75%, Series B	1,241,926	*(1)(2)
	Truist Financial Corporation:
$810,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	808,259	*(1)(2)
$440,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	437,283	*(1)(2)
38,400	UMB Financial Corporation, 7.75% to 07/15/30 then T5Y + 3.743%, Series B	1,008,000	*(1)
	Valley National Bancorp:
6,700	8.25% to 09/30/29 then T5Y + 4.182%, Series C	172,123	*(1)
29,400	TSFR3M + 3.8396%, 8.13522%(4), Series B	732,648	*(1)(2)
18,000	Washington Federal, Inc., 4.875%, Series A	304,200	*(1)
8,494	Webster Financial Corporation, 6.50%, Series G	208,613	*(1)
	Wells Fargo & Company:
27,000	4.70%, Series AA	517,320	*(1)
241	7.50%, Series L	292,815	*(1)
$700,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	693,705	*(1)(2)
$1,200,000	6.85% to 09/15/29 then T5Y + 2.767%, Series FF	1,260,128	*(1)(2)(3)
$1,920,000	7.625% to 09/15/28 then T5Y + 3.606%, Series EE	2,055,395	*(1)(2)(3)
36,500	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	916,515	*(1)(2)
18,900	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	430,353	*(1)
26,640	Wintrust Financial Corporation, 7.875% to 07/15/30 then T5Y + 3.878%, Series F	703,562	*(1)
		84,589,036
	Financial Services — 3.0%
	AerCap Holdings NV:
$450,000	6.50% to 01/31/31 then T5Y + 2.441%, 01/31/56, 144A****	464,044	(5)
$950,000	6.95% to 03/10/30 then T5Y + 2.72%, 03/10/55	995,198	(2)(5)
24,000	Affiliated Managers Group, Inc., 6.75% 03/30/64	593,280
	Ally Financial, Inc.:
$1,030,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	1,004,184	*(1)(2)(3)
$700,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	640,108	*(1)
$575,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	561,784	*(1)(2)(3)
11,500	Carlyle Finance LLC, 4.625% 05/15/61	210,105
	General Motors Financial Company:
$600,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	589,694	*(1)(2)
$192,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	188,040	*(1)
$775,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	762,698	*(1)(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
17,700	Raymond James Financial, Inc., 6.375% to 07/01/26 then TSFR3M + 4.34961%, Series B	$ 448,522	*(1)(2)
20,774	Stifel Financial Corp., 6.25%, Series B	521,843	*(1)
21,900	TPG Operating Group II LP, 6.95% 03/15/64	554,508
		7,534,008
	Insurance — 17.8%
$1,610,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58, Series A-6	1,790,352	(2)
	American National Group, Inc.:
24,510	6.625% to 09/01/25 then T5Y + 6.297%, Series B	615,446	*(1)
$575,000	7.00% to 12/01/30 then T5Y + 3.183%, 12/01/55	589,801
10,500	Arch Capital Group, Ltd., 5.45%, Series F	223,440	**(1)(5)
13,100	Assurant, Inc., 5.25% 01/15/61	267,371
	Athene Holding Ltd.:
21,200	4.875%, Series D	376,724	*(1)(2)
97,070	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,414,131	*(1)(2)
30,920	7.25% to 03/30/29 then T5Y + 2.986%, 03/30/64	783,822
17,500	Axis Capital Holdings Ltd., 5.50%, Series E	367,325	**(1)(2)(5)
$655,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	635,087	(2)(5)
12,500	CNO Financial Group, Inc., 5.125% 11/25/60	251,375
$640,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then T5Y + 2.646%, 09/15/54, 144A****	649,423
$530,000	CVS Health Corporation, 7.00% to 03/10/30 then T5Y + 2.886%, 03/10/55, Series A	553,112
139,279	Delphi Financial Group, TSFR3M + 3.45161%, 7.66299%(4), 05/15/37	3,387,962	(2)(3)
	Enstar Group Ltd.:
45,000	7.00% to 09/01/28 then TSFR3M + 4.27661%, Series D	1,066,500	**(1)(2)(5)
$425,000	7.50% to 04/01/35 then T5Y + 3.186%, 04/01/45, 144A****	443,984	(5)
$560,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	554,437	(5)
$500,000	Equitable Holdings, Inc., 6.70% to 03/28/35 then T5Y + 2.39%, 03/28/55	511,648
$885,000	Everest Reinsurance Holdings, TSFR3M + 2.6466%, 6.85799%(4), 05/15/37	849,223	(2)(3)
19,100	F&G Annuities & Life, Inc., 7.30% 01/15/65	459,737
$470,000	Fortegra Group, Inc., 9.25% to 11/15/34 then T5Y + 8.72%, 11/15/64, 144A****	468,825
	Global Atlantic Fin Company:
$1,180,000	4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	1,161,283	(2)(3)
$600,000	7.95% to 10/15/29 then T5Y + 3.608%, 10/15/54, 144A****	632,878
12,700	Jackson Financial, Inc., 8.00% to 03/30/28 then T5Y + 3.728%, Series A	331,470	*(1)
$750,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	749,234	*
	Liberty Mutual Group:
$3,736,000	7.80% 03/15/37, 144A****	4,289,928	(2)(3)
$700,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	686,853	(2)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	Lincoln National Corporation:
16,900	9.00%, Series D	$453,765	*(1)(2)
$420,000	9.25% to 03/01/28 then T5Y + 5.318%, Series C	456,016	*(1)(2)(3)
	MetLife, Inc.:
$3,600,000	9.25% 04/08/38, 144A****	4,283,140	(2)(3)
$2,703,000	10.75% 08/01/39	3,617,452	(2)(3)
38,400	PartnerRe Ltd., 4.875%, Series J	652,800	**(1)(5)
$321,000	Prudential Financial, Inc., 6.75% to 03/01/33 then T5Y + 2.848%, 03/01/53	339,592	(2)(3)
	Reinsurance Group of America, Inc.:
$240,000	6.65% to 09/15/35 then T5Y + 2.392%, 09/15/55	245,067
43,520	7.125% to 10/15/27 then T5Y + 3.456%, 10/15/52	1,112,371	(2)
24,900	RenaissanceRe Holdings Ltd., 4.20%, Series G	407,613	**(1)(2)(5)
	SBL Holdings, Inc.:
$1,100,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	1,047,750	*(1)(2)(3)
$975,000	9.508% to 05/13/30 then T5Y + 5.58%, Series A, 144A****	987,187	*(1)(2)
	Unum Group:
$5,160,000	Provident Financing Trust I, 7.405% 03/15/38	5,588,027	(2)
25,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	590,500	*(1)(2)
		44,892,651
	Utilities — 11.9%
$785,000	AES Corporation, 7.60% to 01/15/30 then T5Y + 3.201%, 01/15/55	808,570	(2)
	Algonquin Power & Utilities Corporation:
$1,700,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82, Series 2022-B	1,654,700	(2)(3)(5)
48,175	TSFR3M + 4.27161%, 8.56396%(4), 07/01/79, Series 2019-A	1,228,944	(2)(5)
$535,000	AltaGas Ltd., 7.20% to 10/15/34 then T5Y + 3.573%, 10/15/54, 144A****	543,463	(5)
	American Electric Power Company, Inc.:
$1,060,000	3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	1,030,309	(2)(3)
$995,000	6.95% to 12/15/34 then T5Y + 2.675%, 12/15/54, Series B	1,060,328	(2)(3)
$765,000	CenterPoint Energy, Inc., 6.85% to 02/15/35 then T5Y + 2.946%, 02/15/55, Series B	803,750	(2)
$380,000	CMS Energy Corporation, 6.50% to 06/01/35 then T5Y + 1.961%, 06/01/55	388,566
	Commonwealth Edison:
$1,163,000	COMED Financing III, 6.35% 03/15/33	1,198,832	(2)(3)
	Dominion Energy, Inc.:
$565,000	4.35% to 04/15/27 then T5Y + 3.195%, Series C	555,554	*(1)(2)
$855,000	6.625% to 05/15/35 then T5Y + 2.207%, 05/15/55, Series C	878,010	(2)(3)
$1,325,000	7.00% to 06/01/34 then T5Y + 2.511%, 06/01/54, Series B	1,421,381	(2)(3)
$965,000	Duke Energy Corporation, 6.45% to 09/01/34 then T5Y + 2.588%, 09/01/54	1,001,547	(2)
	Edison International:
$1,351,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	1,211,237	*(1)(2)(3)
$420,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	408,891	*(1)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	Emera, Inc.:
$2,180,000	6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016-A	$ 2,199,136	(2)(5)
$1,175,000	EUSHI Finance, Inc., 7.625% to 12/15/29 then T5Y + 3.136%, 12/15/54	1,230,576	(2)(3)
$1,090,000	Entergy Corporation, 7.125% to 12/01/29 then T5Y + 2.67%, 12/01/54	1,137,909	(2)(3)
$660,000	Evergy, Inc., 6.65% to 06/01/30 then T5Y + 2.558%, 06/01/55	671,297	(2)
$380,000	Exelon Corporation, 6.50% to 03/15/35 then T5Y + 1.975%, 03/15/55	392,777
$191,000	Nevada Power Company, 6.25% to 05/15/30 then T5Y + 1.936%, 05/15/55	192,102
	NextEra Energy:
	NextEra Energy Capital Holdings, Inc.:
$640,000	6.375% to 08/15/30 then T5Y + 2.053%, 08/15/55, Series S	661,364
$400,000	6.70% to 09/01/29 then T5Y + 2.364%, 09/01/54, Series Q	411,884
$700,000	6.75% to 06/15/34 then T5Y + 2.457%, 06/15/54, Series R	741,306	(2)
	NiSource, Inc.:
$320,000	6.375% to 03/31/35 then T5Y + 2.527%, 03/31/55	329,407
$595,000	6.95% to 11/30/29 then T5Y + 2.451%, 11/30/54	620,162
$615,000	Northwest Natural Holding Company, 7.00% to 09/15/35 then T5Y + 2.701%, 09/15/55	624,741
	PECO Energy:
$500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	530,093	(2)
	Sempra:
$1,200,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	1,165,989	(2)(3)
$1,020,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	1,020,756	*(1)(2)(3)
$640,000	6.40% to 10/01/34 then T5Y + 2.632%, 10/01/54	633,322
$645,000	6.875% to 10/01/29 then T5Y + 2.789%, 10/01/54	656,123
	Southern California Edison:
32,270	SCE Trust V, 5.45% to 03/15/26 then TSFR3M + 4.05161%, Series K	758,990	*(1)(2)
34,900	SCE Trust VII, 7.50%, Series M	811,425	*(1)
23,200	SCE Trust VIII, 6.95%, Series N	508,080	*(1)
$400,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	395,459	(2)
$150,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	152,246	*(1)
		30,039,226
	Energy — 4.3%
	Enbridge, Inc.:
$292,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	292,605	(5)
$1,120,000	6.00% to 01/15/27 then TSFR3M + 4.15161%, 01/15/77, Series 2016-A	1,125,014	(2)(3)(5)
$1,670,000	7.375% to 03/15/30 then T5Y + 3.122%, 03/15/55, Series A	1,758,574	(2)(3)(5)
$800,000	8.50% to 01/15/34 then T5Y + 4.431%, 01/15/84, Series 2023-B	906,971	(2)(5)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	Energy Transfer LP:
$500,000	6.75% to 02/15/36 then T5Y + 2.475%, 02/15/56, Series B	$ 498,800
$1,275,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	1,311,570	(1)(2)(3)
$900,000	8.00% to 05/15/29 then T5Y + 4.02%, 05/15/54	959,431	(2)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then TSFR3M + 3.29461%, 08/16/77, Series E	495,995	(2)(3)
$550,000	South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/35 then T5Y + 3.667%, 03/01/55	575,199	(5)
	Transcanada Pipelines, Ltd.:
$1,500,000	5.50% to 09/15/29 then TSFR3M + 4.41561%, 09/15/79	1,483,278	(2)(5)
$1,400,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,404,358	(2)(3)(5)
		10,811,795
	Communication — 1.5%
$750,000	Bell Canada, 7.00% to 09/15/35 then T5Y + 2.363%, 09/15/55, Series B	768,964	(5)
$540,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	508,882	(2)(3)(5)
$1,470,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	1,473,525	(2)(3)
$570,000	Rogers Communications, Inc., 7.125% to 04/15/35 then T5Y + 2.62%, 04/15/55	591,990	(5)
$460,000	TELUS Corporation, 7.00% to 10/15/35 then T5Y + 2.709%, 10/15/55, Series B	473,193	(5)
		3,816,554
	Real Estate Investment Trust (REIT) — 1.5%
3,440	Annaly Capital Management, Inc., TSFR3M + 5.25461%, 9.55022%(4), Series F	88,649	(1)
	Arbor Realty Trust, Inc.:
4,576	6.375%, Series D	82,734	(1)
61,614	6.25% to 10/30/26 then TSFR3M + 5.44%, Series F	1,367,831	(1)(2)
71,000	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	1,390,890	(1)(2)
23,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then TSFR3M + 6.13%, Series F	503,470	(1)
21,700	TPG RE Finance Trust, Inc., 6.25%, Series C	390,383	(1)
		3,823,957
	Miscellaneous Industries — 2.2%
29,200	Apollo Global Management, Inc., 7.625% to 12/15/28 then T5Y + 3.226%, 09/15/53	772,340
$785,000	FMC Corporation, 8.45% to 11/01/30 then T5Y + 4.366%, 11/01/55	822,119	(2)
	Land O’ Lakes, Inc.:
$260,000	7.25%, Series B, 144A****	223,540	*(1)
$3,900,000	8.00%, Series A, 144A****	3,773,250	*(1)(2)
		5,591,249
	Total Preferred Stock & Hybrid Preferred Securities (Cost $192,073,335)	191,098,476

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
Contingent Capital Securities† — 20.6%
	Banking — 20.6%
	Banco Bilbao Vizcaya Argentaria SA:
$2,400,000	6.125% to 11/16/27 then SW5 + 3.87%	$ 2,394,356	**(1)(2)(5)
$1,600,000	9.375% to 09/19/29 then T5Y + 5.099%, Series 12	1,772,501	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$600,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	578,068	**(1)(5)
$255,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	257,816	**(1)(5)
$530,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	539,222	**(1)(2)(5)
$820,000	8.75% to 05/20/35 then T10Y + 4.299%, 144A****	864,589	**(1)(5)
	Banco Santander SA:
$5,600,000	4.75% to 05/12/27 then T5Y + 3.753%, 144A****	5,485,725	**(1)(2)(3)(5)
$1,200,000	8.00% to 08/01/34 then T5Y + 3.911%	1,305,570	**(1)(2)(5)
$1,400,000	9.625% to 11/21/33 then T5Y + 5.298%, 144A****	1,653,784	**(1)(2)(3)(5)
	Bank of Montreal:
$390,000	7.30% to 11/26/34 then T5Y + 3.01%, 11/26/84, Series 5	409,639	**(5)
$755,000	7.70% to 05/26/29 then T5Y + 3.452%, 05/26/84, Series 4	789,081	**(2)(5)
	Bank of Nova Scotia:
$602,000	7.35% to 04/27/30 then T5Y + 2.903%, 04/27/85, Series 6	620,303	**(5)
$840,000	8.00% to 01/27/29 then T5Y + 4.017%, 01/27/84, Series 5	897,170	**(2)(3)(5)
	Barclays Bank PLC:
$350,000	4.375% to 09/15/28 then T5Y + 3.41%	330,882	**(1)(5)
$620,000	7.625% to 09/15/35 then SOFR5Y + 3.686%	641,974	**(1)(5)
$385,000	8.00% to 09/15/29 then T5Y + 5.431%	406,021	**(1)(5)
$630,000	9.625% to 06/15/30 then SOFR5Y + 5.775%	708,085	**(1)(5)
$500,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	498,428	(2)(3)(5)
	BNP Paribas:
$350,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	313,475	**(1)(5)
$785,000	7.375% to 09/10/34 then T5Y + 3.535%, 144A****	808,909	**(1)(2)(5)
$3,400,000	7.45% to 06/27/35 then T5Y + 3.134%, 144A****, Series 1	3,478,410	**(1)(2)(5)
$770,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	810,600	**(1)(2)(5)
$500,000	8.50% to 08/14/28 then T5Y + 4.354%, 144A****	532,332	**(1)(5)
$420,000	9.25% to 11/17/27 then T5Y + 4.969%, 144A****	451,381	**(1)(2)(5)
	Canadian Imperial Bank of Commerce:
$550,000	6.95% to 01/28/30 then T5Y + 2.833%, 01/28/85, Series 5	554,564	**(5)
$650,000	7.00% to 10/28/30 then T5Y + 3.00%, 10/28/85, Series 7	664,394	**(5)
$370,000	Credit Agricole SA, 4.75% to 09/23/29 then T5Y + 3.237%, 144A****	352,169	**(1)(5)
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	400,047	**(1)(5)

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	HSBC Holdings PLC:
$350,000	6.00% to 05/22/27 then SW5 + 3.746%	$350,954	**(1)(2)(5)
$3,710,000	6.50% to 03/23/28 then SW5 + 3.606%	3,782,612	**(1)(2)(3)(5)
$545,000	6.95% to 09/11/34 then T5Y + 3.191%	564,770	**(1)(5)
$515,000	7.05% to 12/05/30 then T5Y + 2.987%	532,571	**(1)(5)
$575,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	548,157	**(1)(2)(3)(5)
	Lloyds Banking Group PLC:
$200,000	7.50% to 09/27/25 then SW5 + 4.496%	200,567	**(1)(5)
$1,940,000	8.00% to 03/27/30 then T5Y + 3.913%	2,088,662	**(1)(2)(3)(5)
	NatWest Group PLC:
$300,000	4.60% to 12/28/31 then T5Y + 3.10%	269,781	**(1)(5)
$230,000	8.125% to 05/10/34 then T5Y + 3.752%	255,239	**(1)(5)
	Royal Bank of Canada:
$1,100,000	6.35% to 11/24/34 then T5Y + 2.257%, 11/24/84, Series 5	1,068,523	**(2)(3)(5)
$470,000	6.75% to 08/24/30 then T5Y + 2.815%, 08/24/85, Series 6	478,710	**(5)
$755,000	7.50% to 05/02/29 then T5Y + 2.887%, 05/02/84, Series 4	791,272	**(2)(5)
	Societe Generale SA:
$750,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	739,120	**(1)(2)(3)(5)
$750,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	691,334	**(1)(2)(3)(5)
$1,100,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	1,094,564	**(1)(2)(3)(5)
$3,230,000	9.375% to 05/22/28 then T5Y + 5.385%, 144A****	3,455,971	**(1)(2)(3)(5)
	Standard Chartered PLC:
$350,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	323,537	**(1)(5)
$1,920,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	1,995,552	**(1)(2)(3)(5)
	Toronto-Dominion Bank:
$395,000	7.25% to 07/31/29 then T5Y + 2.977%, 07/31/84, Series 4	411,347	**(5)
$400,000	8.125% to 10/31/27 then T5Y + 4.075%, 10/31/82, Series 3, 144A****	422,256	**(5)
	UBS Group AG:
$500,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	449,548	**(1)(5)
$2,700,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	2,662,849	**(1)(2)(3)(5)
$200,000	9.25% to 11/13/33 then T5Y + 4.758%, 144A****	235,378	**(1)(5)
		51,932,769
	Total Contingent Capital Securities (Cost $50,705,688)	51,932,769

Corporate Debt Securities§ — 1.6%
	Banking — 0.2%
15,800	Dime Community Bancshares, Inc., 9.00% to 07/15/29 then TSFR3M + 4.951%, 07/15/34	415,382
		415,382

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

Shares/$ Par		Value
	Insurance — 1.0%
$2,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	$ 2,250,506	(2)(3)
$375,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	371,101
		2,621,607
	Communication — 0.4%
	Qwest Corporation:
22,170	6.50% 09/01/56	441,183
28,330	6.75% 06/15/57	563,767
		1,004,950
	Total Corporate Debt Securities (Cost $3,785,565)	4,041,939

Money Market Fund — 1.1%
	BlackRock Liquidity Funds:
2,751,695	T-Fund, Institutional Class	2,751,695

	Total Money Market Fund (Cost $2,751,695)	2,751,695

Total Investments (Cost $249,316,283***)	99.1%	249,824,879
Other Assets and Liabilities, excluding Loan Payable (net)	0.9%	2,311,234
Total Managed Assets	100.0%‡	$252,136,113
Loan Principal Balance		(91,100,000)
Net Assets Available To Common Stock		$161,036,113

Flaherty & Crumrine Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2025 (Unaudited)

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2025, these securities amounted to $55,919,126 or 22.2% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $173,365,993 at August 31, 2025.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $87,036,715 at August 31, 2025.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
3ML	—	3-Month Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD A/360
SOFR5Y	—	5-year USD ICE Secured Overnight Financing Rate (SOFR) Swap
SW5	—	5-year USD Swap Semiannual 30/360
T5Y	—	Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield
T7Y	—	Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield
T10Y	—	Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield
TSFR3M	—	Chicago Mercantile Exchange Inc. (CME) Term SOFR 3-Month

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.

Flaherty & Crumrine Preferred and Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2024 through August 31, 2025 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.46
INVESTMENT OPERATIONS:
Net investment income	0.57
Net realized and unrealized gain/(loss) on investments	0.08
Total from investment operations	0.65
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.58)
Total distributions to Common Stock Shareholders	(0.58)
Net asset value, end of period	$12.53
Market value, end of period	$11.49
Common Stock shares outstanding, end of period	12,852,556
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.16	%*
Operating expenses including interest expense	4.37	%*
Operating expenses excluding interest expense	1.30	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	11	%**
Total managed assets, end of period (in 000’s)	$252,136
Ratio of operating expenses including interest expense to average total managed assets	2.77	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.82	%*

(1)These tables summarize the nine months ended August 31, 2025 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2024.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2024	$0.0910	$12.25	$11.24	$11.31
January 31, 2025	0.0610	12.29	11.25	11.25
February 28, 2025	0.0610	12.41	11.24	11.31
March 31, 2025	0.0610	12.22	11.22	11.27
April 30, 2025	0.0610	11.99	10.89	11.02
May 30, 2025	0.0622	12.14	11.03	11.03
June 30, 2025	0.0622	12.35	11.31	11.32
July 31, 2025	0.0622	12.48	11.35	11.40
August 29, 2025	0.0628	12.53	11.49	11.48

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2025, the aggregate cost of securities for federal income tax purposes was $249,998,116, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,000,730 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,173,967.

2.Additional Accounting Standards

Portfolio Valuation: Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate a Valuation Designee to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available.

The net asset value of the Fund’s Common Stock is calculated by the Fund’s Administrator no less frequently than on the last business day of each week and month in accordance with the policies and procedures adopted by the Adviser, as the Valuation Designee of the Board of Directors (the “Board”) of the Fund. Net asset value is calculated by dividing the value of the Fund’s net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund’s net assets available to Common Stock is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of any outstanding preferred stock.

The Fund’s preferred and debt securities are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Valuation Designee. In determining the evaluated mean value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations (based on the mean of bid and asked price), market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Investments for which market quotations are not readily available or for which the Valuation Designee determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by the Valuation Designee, including reference to valuations of other securities which are comparable in quality, maturity and type.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Flaherty & Crumrine Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows:

	Total Value at August 31, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$84,589,036	$44,029,374	$40,559,662	$—
Financial Services	7,534,008	2,328,258	5,205,750	—
Insurance	44,892,651	9,721,590	35,171,061	—
Utilities	30,039,226	3,307,439	26,731,787	—
Energy	10,811,795	—	10,811,795	—
Communication	3,816,554	—	3,816,554	—
Real Estate Investment Trust (REIT)	3,823,957	3,823,957	—	—
Miscellaneous Industries	5,591,249	772,340	4,818,909	—
Contingent Capital Securities
Banking	51,932,769	—	51,932,769	—
Corporate Debt Securities
Banking	415,382	415,382	—	—
Insurance	2,621,607	—	2,621,607	—
Communication	1,004,950	1,004,950	—	—
Money Market Fund	2,751,695	2,751,695	—	—
Total Investments	$249,824,879	$68,154,985	$181,669,894	$—

During the reporting period, there were no transfers into or out of Level 3.

Flaherty & Crumrine Preferred and Income Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, the Adviser regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, the Valuation Designee evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.